UNITED STATES
                                        SECURITIES AND EXCHANGE COMMISSION
                                              Washington, D.C.  20549

                                                    Form 13F-HR

                                                Form 13F COVER PAGE


Report for the Calendar Year of Quarter Ended:  September 30, 1999

Check here if Amendment [     ]; Amendment Number:
     This Amendment (Check only one.):      [   ]    is a restatement.
                                            [   ]    adds new holdings entries.

Institutional Investment Manager Filing this Report:



Name:          Cambridge Investments, Ltd.
Address:       600 Montgomery Street
               San Francisco, California  94111


Form 13F File Number:  28-06432

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Courtney Tozzi
Title:    Vice President
Phone:    (415) 781-0866

Signature, Place, and Date of Signing:

           /s/ Courtney Tozzi                 San Francisco, California 11/15/99
              [Signature]                             [City, State]       [Date]

Report Type (Check only one.):

[X  ]     13F HOLDINGS  REPORT.  (Check here if all holdings of this reporting manager are reported in this report.)

[  ]      13F NOTICE.  (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[  ]      13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


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                                               Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:                            1

Form 13F Information Table Entry Total:                       18

Form 13F Information Table Value Total:                   $   702604
                                                              (thousands)


List of Other Included Managers:




No.         Form 13F File Number                    Name

1           28-6420                                 Soros Fund Management, LLC



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                                  Item 2:             Item 3:    Item 4:   Item 5:          Item 6:    Item 7:
   Item 1:                        Title of            CUSIP      Value     Shares or        Investment Other       Item 8:
Name of Issuer                    Class               Number     (x $1000) Prn Amt  SH/PRN  Discretion Managers    Voting Authority


                                                                                                   (a) Sole     (b)     (c) None
                                                                                                               Shared

Apache Corp                       Common Stock        037411105   20255     469000    SH     SOLE    469000
Atlantic Richfield Co.            Common Stock        048825103   12319     139000    SH     SOLE    139000
Baker Hughes Inc.                 Common Stock        057224107   47784    1647713    SH     SOLE   1647713
BJ Services Co.                   Common Stock        055482103   33620    1056816    SH     SOLE   1056816
Burlington Res. Inc.              Common Stock        122014103   18449     502000    SH     SOLE    502000
Cooper Cameron Corp.              Common Stock        216640102   10648     282053    SH     SOLE    282053
Conoco Inc.                       Common Stock        208251306    6768     243880    SH     SOLE    243880
Ensco International Inc.          Common Stock        26874Q100   36967    2046639    SH     SOLE   2046639
Halliburton                       Common Stock        406216101   46492    1133956    SH     SOLE   1133956
Philip Morris Cos.                Common Stock        718154107   297431     8700     SH     SOLE      8700
R & B Falcon Corp                 Common Stock        74912E101   12653     964000    SH     SOLE    964000
USX Marathon Group                Common Stock        902905827   20487     700400    SH     SOLE    700400
Nabors Industries Inc.            Common Stock        629568106   31630    1265212    SH     SOLE   1265212
Noble Drilling Corp.              Common Stock        655042109   18751     857178    SH     SOLE    857178
Rowan Companies                   Common Stock        779382100   16751    1030830    SH     SOLE   1030830
Smith International Inc.          Common Stock        832110100    4755     117412    SH     SOLE    117412
Schlumberger Ltd.                 Common Stock        806857108   49630     796462    SH     SOLE    796462
Texaco                            Common Stock        881694103   17214     272700    SH     SOLE    272700

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